UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                    Maxim MFS(R) Small-Cap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                      $        229,497,612
     Cash                                                                                                            13,388
     Dividends receivable                                                                                            39,299
     Subscriptions receivable                                                                                       308,843
     Receivable for investments sold                                                                              3,635,798
                                                                                                         -------------------
                                                                                                         -------------------

     Total assets                                                                                               233,494,940
                                                                                                         -------------------
                                                                                                         -------------------

LIABILITIES:
     Due to investment adviser                                                                                      209,186
     Redemptions payable                                                                                            387,352
     Payable for investments purchased                                                                            1,530,923
                                                                                                         -------------------
                                                                                                         -------------------

     Total liabilities                                                                                            2,127,461
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        231,367,479
                                                                                                         ===================
                                                                                                         ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                     $          1,515,386
     Additional paid-in capital                                                                                 270,727,171
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                                               16,895,491
     Undistributed net investment loss                                                                             (885,724)
     Accumulated net realized loss on investments                                                               (56,884,845)
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        231,367,479
                                                                                                         ===================
                                                                                                         ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                  $              15.27
                                                                                                         ===================
                                                                                                         ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                 200,000,000
     Outstanding                                                                                                 15,153,862

(1)  Cost of investments in securities:                                                                $        212,602,121

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                           $            28,015
     Dividends                                                                                                      207,116
                                                                                                          ------------------
                                                                                                          ------------------

     Total income                                                                                                   235,131
                                                                                                          ------------------
                                                                                                          ------------------

EXPENSES:
     Audit fees                                                                                                       4,359
     Bank and custodial fees                                                                                         37,382
     Investment administration                                                                                       37,185
     Management fees                                                                                              1,049,075
     Other expenses                                                                                                  15,921
                                                                                                          ------------------
                                                                                                          ------------------

     Total expenses                                                                                               1,143,922

     Less amount reimbursed by investment adviser                                                                    23,067
                                                                                                          ------------------
                                                                                                          ------------------

     Net expenses                                                                                                 1,120,855
                                                                                                          ------------------
                                                                                                          ------------------

NET INVESTMENT LOSS                                                                                                (885,724)
                                                                                                          ------------------
                                                                                                          ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                             9,322,142
     Change in net unrealized appreciation on investments                                                        (6,123,688)
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                                                                  (65,707)
                                                                                                          ------------------
                                                                                                          ------------------

     Net realized and unrealized gain on investments                                                              3,132,747
                                                                                                          ------------------
                                                                                                          ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $         2,247,023
                                                                                                          ==================
                                                                                                          ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004                 2003
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------
                                                                                              UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment loss                                                                $          (885,724)  $        (876,402)
     Net realized gain on investments                                                             9,322,142          18,869,877
     Change in net unrealized appreciation on investments                                        (6,123,688)         26,800,533
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                                                  (65,707)             65,707
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net increase in net assets resulting from operations                                         2,247,023          44,859,715
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                           66,982,408         102,435,535
     Redemptions of shares                                                                      (51,303,388)        (61,479,076)
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net increase in net assets resulting from share transactions                                15,679,020          40,956,459
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Total increase in net assets                                                                17,926,043          85,816,174

NET ASSETS:
     Beginning of period                                                                        213,441,436         127,625,262
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     End of period (1)                                                                  $       231,367,479   $     213,441,436
                                                                                          ==================    ================
                                                                                          ==================    ================

OTHER INFORMATION:

SHARES:
     Sold                                                                                         4,449,117           7,609,986
     Redeemed                                                                                    (3,349,601)         (4,562,158)
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net increase                                                                                 1,099,516           3,047,828
                                                                                          ==================    ================
                                                                                          ==================    ================

(1) Including undistributed net investment loss                                         $          (885,724)  $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended                   Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       15.19  $     11.60         16.80 $      21.77 $      28.35  $     18.51

Income from Investment Operations

Net investment income (loss)                    (0.06)                                                0.08        (0.04)
Net realized and unrealized gain (loss)          0.14         3.59         (5.20)       (4.97)       (3.14)       14.27
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                        0.08         3.59         (5.20)       (4.97)       (3.06)       14.23
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net realized gains                          0.00         0.00          0.00         0.00        (3.52)       (4.39)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       15.27  $     15.19         11.60 $      16.80 $      21.77  $     28.35
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                    0.53% o     30.95%       (30.95%)     (22.85%)     (12.38%)      80.78%

Net Assets, End of Period ($000)        $     231,367  $   213,441       127,625 $    155,751 $    210,747  $   181,229

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                      1.03% *      1.05%         1.08%        1.07%        1.03%        1.09%
    - After Reimbursement #                     1.01% *      1.04%         1.06%        1.06%        1.03%        1.07%

Ratio of Net Investment Loss to
    Average Net Assets:
    - Before Reimbursement                     (0.80%)*     (0.55%)       (0.74%)      (0.55%)      (0.39%)      (0.36%)
    - After Reimbursement #                    (0.82%)*     (0.54%)       (0.72%)      (0.54%)      (0.39%)      (0.34%)

Portfolio Turnover Rate                        64.61% o    174.65%       109.01%       99.01%      132.39%      223.65%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim MFS(R) Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $154,033,085 and $139,049,181, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $214,353,642. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,216,410 and gross depreciation of securities in which there was an excess of tax cost over value of $10,072,440, resulting in net appreciation of $15,143,970.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $29,907,210 and $34,401,991, which expire in the years 2009 and 2010, respectively.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim MFS (R) Small-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.09%
     36,300 REMEC Inc*                                                   229,416
                                                                        $229,416

AGRICULTURE --- 0.45%
     47,000 Delta & Pine Land Co                                       1,031,650
                                                                      $1,031,650

BANKS --- 1.46%
     31,400 East West Bancorp Inc                                        963,980
     34,200 Nara Bancorp Inc                                             585,846
     31,800 UCBH Holdings Inc                                          1,256,736
     10,700 Wintrust Financial Corp                                      540,457
                                                                      $3,347,019

BIOTECHNOLOGY --- 3.57%
     13,920 Corgentech Inc*                                              224,390
    111,700 Encysive Pharmaceuticals Inc*                                949,450
     30,200 IDEXX Laboratories Inc*                                    1,900,788
     49,000 Keryx Biopharmaceuticals Inc*                                620,340
     24,200 Kosan Biosciences Inc*                                       191,180
     40,900 Nektar Therapeutics*                                         816,364
     62,800 Neurochem Inc*                                             1,310,008
     30,300 Protein Design Labs Inc*                                     579,639
     20,600 Telik Inc*                                                   491,722
    229,800 Vasogen Inc*                                               1,114,530
                                                                      $8,198,411

BROADCAST/MEDIA --- 2.21%
     32,300 AudioCodes Ltd*                                              386,954
     32,200 Citadel Broadcasting Co*                                     469,154
     42,600 Cox Radio Inc*                                               740,388
     23,600 Entercom Communications Corp*                                880,280
     29,050 Gaylord Entertainment Co*                                    911,880
     34,500 LodgeNet Entertainment Corp*                                 569,250
     19,000 Radio One Inc*                                               306,090
     22,400 Saga Communications Inc Class A*                             408,800
     42,800 Spanish Broadcasting System Inc*                             398,468
                                                                      $5,071,264

BUILDING MATERIALS --- 1.51%
     48,900 Eagle Materials Inc                                        3,472,878
                                                                      $3,472,878

CHEMICALS --- 1.11%
     58,900 Cell Genesys Inc*                                            611,971
     13,300 Georgia Gulf Corp                                            476,938
     56,200 Ligand Pharmaceuticals Inc Class B*                          976,756
     92,100 Pharmos Corp*                                                378,531
     16,300 Quidel Corp*                                                  96,007
                                                                      $2,540,203

COMMUNICATIONS - EQUIPMENT --- 3.57%
     59,400 ADTRAN Inc                                                 1,982,178
    112,400 Andrew Corp*                                               2,253,093
     29,200 Aspect Communications Corp*                                  414,640
     11,900 Bel Fuse Inc Class B                                         496,230
        500 C-COR.net Corp*                                                5,145
     19,100 CommScope Inc*                                               409,695
     22,400 Earthlink Inc*                                               231,840
     64,300 Harmonic Inc*                                                547,836
    211,300 Powerwave Technologies Inc*                                1,627,010
      8,700 ViaSat Inc*                                                  217,065
                                                                      $8,184,732

COMPUTER HARDWARE & SYSTEMS --- 0.71%
     74,600 Akamai Technologies Inc*                                   1,339,070
     24,300 Secure Computing Corp*                                       283,095
                                                                      $1,622,165

COMPUTER SOFTWARE & SERVICES --- 17.53%
     14,000 ANSYS Inc*                                                   658,000
     28,700 ATI Technologies Inc*                                        541,282
    102,300 Altiris Inc*                                               2,824,503
    104,200 Ascential Software Corp*                                   1,666,158
    101,500 At Road Inc*                                                 776,475
     83,300 Autobytel Inc*                                               756,364
      8,025 Blackboard Inc*                                              160,901
     30,500 Blue Coat Systems Inc*                                     1,021,445
     80,800 Digital Insight Corp*                                      1,674,984
     67,200 F5 Networks Inc*                                           1,779,456
     21,600 Foundry Networks Inc*                                        303,912
    232,200 Harris Interactive Inc*                                    1,560,384
     38,500 InfoSpace Inc*                                             1,464,540
     56,150 Kronos Inc*                                                2,313,380
      7,800 MICROS Systems Inc*                                          374,166
     69,000 MPS Group Inc*                                               836,280
     14,500 Macromedia Inc*                                              355,975
     60,200 Magma Design Automation Inc*                               1,157,646
    145,200 Manhattan Associates Inc*                                  4,483,776
    120,870 Network Associates Inc*                                    2,191,373
    145,600 Omnicell Inc*                                              2,127,216
     27,500 Open Solutions Inc*                                          686,950
     50,800 Openwave Systems Inc*                                        645,160
     68,000 Progress Software Corp*                                    1,473,560
     38,200 Retalix Ltd*                                                 773,550
     89,700 SERENA Software Inc*                                       1,712,373
     41,800 SS&C Technologies Inc                                        781,660
     15,400 SafeNet Inc*                                                 426,272
      8,240 Salesforce.Com*                                              132,417
     99,500 SkillSoft PLC ADR*                                           756,200
     36,700 SupportSoft Inc*                                             318,556
     19,700 Take-Two Interactive Software Inc*                           603,608
     67,700 Ultimate Software Group Inc*                                 683,770
     25,500 ValueClick Inc*                                              305,490
    101,500 eCollege.com*                                              1,624,000
     15,900 eSPEED Inc Class A*                                          280,635
                                                                     $40,232,417

ELECTRONIC INSTRUMENT & EQUIP --- 4.22%
     15,900 AO Smith Corp                                                505,461
     24,900 Amphenol Corp*                                               829,668
     28,200 Carrier Access Corp*                                         336,144
      9,050 Ceradyne Inc*                                                323,719
     45,500 Cognex Corp                                                1,750,840
     63,500 Digital River Inc*                                         2,072,005
     14,600 Excel Technology Inc*                                        485,450
     18,900 Littelfuse Inc*                                              801,549
     11,300 Metrologic Instruments Inc*                                  225,322
      9,300 Photon Dynamics Inc*                                         326,151
     12,500 Rogers Corp*                                                 873,750
      8,700 Silicon Laboratories Inc*                                    403,245
     30,100 Superior Essex Inc*                                          427,420
     14,400 Technitrol Inc*                                              315,360
                                                                      $9,676,084

ELECTRONICS - SEMICONDUCTOR --- 3.99%
     37,400 AMIS Holdings Inc*                                           632,808
     11,500 Cypress Semiconductor Corp*                                  163,185
     54,600 DSP Group Inc*                                             1,487,304
     12,100 Exar Corp*                                                   177,386
     48,000 Integrated Circuit Systems Inc*                            1,303,680
     21,300 Leadis Technology Inc*                                       285,633
     38,700 MIPS Technologies Inc*                                       236,844
     26,200 Micrel Inc*                                                  318,330
     79,500 Power Integrations Inc*                                    1,979,550
     51,920 PowerDsine Inc*                                              627,713
      1,400 Tessera Technologies Inc*                                     25,228
     11,900 Tower Semiconductor Ltd*                                      69,161
    426,300 Zarlink Semiconductor Inc*                                 1,841,616
                                                                      $9,148,438

ENGINEERING & CONSTRUCTION --- 0.79%
    138,010 American Superconductor Corp*                              1,805,171
                                                                      $1,805,171

FINANCIAL SERVICES --- 2.22%
     19,200 ACE Cash Express Inc*                                        493,248
     28,640 Asset Acceptance Capital Corp*                               486,880
     32,200 DiamondCluster International Inc*                            279,818
     52,160 Digitas Inc*                                                 575,325
      6,900 Euronet Worldwide Inc*                                       159,597
     22,140 First Marblehead Corp*                                       891,356
     24,600 Investors Financial Services Corp                          1,072,068
     57,800 NetBank Inc                                                  631,754
     15,900 SWS Group Inc                                                243,270
     11,800 Waddell & Reed Financial Class A                             260,898
                                                                      $5,094,214

GOLD, METALS & MINING --- 0.54%
     20,700 Aber Diamond Corp*                                           614,169
     48,700 Meridian Gold Inc*                                           631,639
                                                                      $1,245,808

HARDWARE & TOOLS --- 0.22%
     41,800 Infrasource Services Inc*                                    512,468
                                                                        $512,468

HEALTH CARE RELATED --- 5.70%
     21,800 Antigenics Inc*                                              186,608
     79,800 Apria Healthcare Group Inc*                                2,290,260
     78,800 CTI Molecular Imaging Inc*                                 1,117,384
    118,300 Conceptus Inc*                                             1,330,875
     61,800 Cryolife Inc                                                 325,686
     45,900 Cyberonics Inc*                                            1,531,224
     23,700 I-Flow Corp*                                                 281,082
      6,400 LCA-Vision Inc*                                              186,432
     29,200 LifePoint Hospitals Inc*                                   1,086,824
     10,500 Martek Biosciences Corp*                                     589,785
     71,500 Penwest Pharmaceuticals Co*                                  915,915
     70,400 STAAR Surgical Co*                                           549,120
     55,400 Serologicals Corp*                                         1,107,446
     28,280 Symbion Inc*                                                 493,769
     87,300 Thoratec Corp*                                               936,729
      9,284 WellCare Health Plans Inc                                    157,828
                                                                     $13,086,967

HOTELS/MOTELS --- 0.49%
    106,400 Prime Hospitality Corp*                                    1,129,968
                                                                      $1,129,968

INVESTMENT BANK/BROKERAGE FIRM --- 0.83%
      9,300 Cathay Bancorp Inc                                           620,310
      9,800 First Albany Co Inc                                           98,392
     35,100 Friedman Billings Ramsey Class A                             694,629
     12,400 Jefferies Group Inc                                          383,408
     11,300 Knight Trading Group Inc*                                    113,226
                                                                      $1,909,965

LEISURE & ENTERTAINMENT --- 1.00%
     12,900 Aztar Corp*                                                  361,200
     21,000 Pinnacle Entertainment Inc*                                  264,810
     55,800 WMS Industries Inc*                                        1,662,840
                                                                      $2,288,850

MACHINERY --- 0.09%
     22,900 Intevac Inc*                                                 203,123
                                                                        $203,123

MANUFACTURING --- 0.89%
     63,900 Applied Films Corp*                                        1,854,378
     11,000 GSI Lumonics Inc*                                            185,900
                                                                      $2,040,278

MEDICAL PRODUCTS --- 6.73%
     16,300 Advanced Neuromodulation Systems Inc*                        534,640
     13,142 American Medical Systems Holdings Inc*                       442,885
    110,900 Aspect Medical Systems Inc*                                2,048,323
     99,190 Bruker BioSciences Corp*                                     483,055
     94,000 Cardiac Science Inc*                                         230,300
    123,000 Cytyc Corp*                                                3,120,510
     17,300 EPIX Medical Inc*                                            365,030
     64,400 Gen-Probe Inc*                                             3,047,408
      5,900 Inamed Corp*                                                 370,815
     14,500 Integra LifeSciences Holdings*                               511,415
     14,500 Kensey Nash Corp*                                            500,250
     46,600 Ventana  Medical Systems Inc*                              2,214,898
     63,800 Viasys Healthcare Inc*                                     1,334,058
     18,700 Vital Images Inc*                                            231,880
                                                                     $15,435,467

MISCELLANEOUS --- 0.35%
     14,100 Fisher Scientific International Inc*                         814,275
                                                                        $814,275

PHARMACEUTICALS --- 5.36%
     16,300 AtheroGenics Inc*                                            310,189
     12,700 Axcan Pharma Inc*                                            267,970
    116,600 CV Therapeutics Inc*                                       1,954,216
     22,300 Connetics Corp*                                              450,460
     30,390 Corcept Therapeutics Inc*                                    234,611
     55,550 Cypress Bioscience Inc*                                      762,702
      9,100 Dyax Corp*                                                   106,925
     55,000 Inspire Pharmaceuticals Inc*                                 919,600
      7,600 MGI Pharma Inc*                                              205,276
     35,500 Medarex Inc*                                                 258,795
     74,800 Medicis Pharmaceutical Corp Class A                        3,003,063
     19,500 NeoPharm Inc*                                                201,435
     16,800 Neurocrine Biosciences Inc*                                  871,080
      7,400 Onyx Pharmaceuticals Inc*                                    313,464
     30,900 Renovis Inc*                                                 283,044
     54,600 United Therapeutics Corp*                                  1,400,490
     61,100 Vicuron Pharmaceuticals Inc*                                 767,416
                                                                     $12,310,736

PRINTING & PUBLISHING --- 0.51%
     11,400 Meredith Corp                                                626,544
     47,700 Playboy Enterprises Inc*                                     553,797
                                                                      $1,180,341

REAL ESTATE --- 0.23%
     27,730 CB Richard Ellis Group Inc*                                  529,643
                                                                        $529,643

RESTAURANTS --- 0.77%
     30,600 Cheesecake Factory Inc*                                    1,217,574
     13,300 PF Changs China Bistro Inc*                                  547,295
                                                                      $1,764,869

RETAIL --- 5.74%
    116,500 1-800-FLOWERS.COM Inc*                                       948,310
     46,500 99 Cents Only Stores*                                        709,125
     11,900 AC Moore Arts & Crafts Inc*                                  327,369
    166,600 Charming Shoppes Inc*                                      1,487,738
     30,500 Coldwater Creek Inc*                                         807,335
     61,300 Freds Inc                                                  1,354,117
     26,800 Hot Topic Inc*                                               549,132
     10,770 MSC Industrial Direct Co Inc Class A                         353,687
     48,500 PETCO*                                                     1,562,185
     29,600 Pacific Sunwear of California Inc*                           579,272
     51,100 Petsmart Inc                                               1,658,195
     56,600 Tuesday Morning Corp*                                      1,641,400
      7,900 Urban Outfitters Inc*                                        481,189
     24,200 Yankee Candle Co*                                            707,850
                                                                     $13,166,904

SAVINGS & LOANS --- 1.09%
     28,600 BankUnited Financial Corp*                                   737,880
      8,990 Franklin Bank Corp*                                          142,222
     18,400 Harbor Florida Bancshares Inc                                506,184
     79,800 NewAlliance Bancshares Inc*                                1,114,008
                                                                      $2,500,294

SHOES --- 1.27%
     40,600 K-Swiss Inc                                                  820,526
     15,200 Reebok International Ltd                                     546,896
     21,000 Timberland Co Class A*                                     1,356,390
      7,100 Wolverine World Wide Inc                                     186,375
                                                                      $2,910,187

SPECIALIZED SERVICES --- 16.84%
     59,100 ADVO Inc                                                   1,945,572
     46,400 Advisory Board Co*                                         1,651,840
     65,000 Alliance Data Systems Corp*                                2,746,250
     20,000 Bright Horizons Family Solutions Inc*                      1,072,200
     23,800 CDI Corp                                                     823,480
     58,600 Career Education Corp*                                     2,669,816
     34,970 Charles River Associates Inc*                              1,082,322
     42,020 CoStar Group Inc*                                          1,929,979
     30,800 Corinthian Colleges Inc*                                     761,992
     35,400 Corporate Executive Board Co                               2,045,766
     47,500 Education Management Corp*                                 1,560,850
     47,300 Getty Images Inc*                                          2,838,000
     28,300 Gevity HR Inc*                                               741,177
     56,300 Global Payments Inc                                        2,534,626
     11,100 ITT Educational Services Inc*                                422,022
     26,800 Kforce Inc*                                                  252,992
      4,310 LECG Corp*                                                    74,606
     61,800 Labor Ready Inc*                                             957,900
     53,100 Monster Worldwide Inc*                                     1,365,732
     14,600 Navigant Consulting Inc*                                     313,024
     23,500 Orbitz Inc*                                                  508,070
     44,300 RH Donnelley Corp*                                         1,937,682
     57,900 Regis Corp                                                 2,581,761
     25,700 Strayer Education Inc                                      2,867,349
      7,500 UTI Worldwide Inc                                            395,175
     34,570 Universal Technical Institute Inc*                         1,382,109
    120,700 aQuantive Inc*                                             1,192,516
                                                                     $38,654,808

TELEPHONE & TELECOMMUNICATIONS --- 1.82%
     26,740 Almosa Holdings Inc*                                         196,539
     53,700 KVH Industries Inc*                                          683,601
     32,300 NMS Communications Corp*                                     238,374
     53,000 SpectraSite Inc*                                           2,290,660
     41,900 Tekelec*                                                     761,323
                                                                      $4,170,497

TEXTILES --- 1.88%
      7,690 Carter's Inc*                                                223,856
     24,000 Finish Line Inc*                                             724,080
     62,600 Kellwood Co                                                2,726,230
     27,100 Quiksilver Inc*                                              645,251
                                                                      $4,319,417

TRANSPORTATION --- 0.68%
     17,150 Sirva Inc*                                                   394,450
     43,100 West Marine Inc*                                           1,157,235
                                                                      $1,551,685

TOTAL COMMON STOCK --- 96.46%                                       $221,380,612
(Cost $204,485,121)

SHORT-TERM INVESTMENTS

  8,117,000 Fannie Mae                                                 8,117,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.54%                                $8,117,000
(Cost $8,117,000)

TOTAL MAXIM MFS (R) SMALL-CAP GROWTH PORTFOLIO --- 100%             $229,497,612
(Cost $212,602,121)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004